Financial risk management (Schedule of Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 20,576
Glencore pre-payment facility	1,451
Promissory note	5,000
Interest on promissory note	159
RoyCap convertible debenture	14,080
Interest on RoyCap convertible debenture	2,620
Government loan	4,499	$ 4,499
Metals contract liability	41,319
Projected pension contributions	3,506
Decommissioning provision	17,396
Other long-term liabilities	1,543
Total contractual maturities of financial liabilities on an undiscounted basis	112,149
Other Long-Term Liabilities [Member] | Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	20,576
Glencore pre-payment facility	1,451
Promissory note	5,000
Interest on promissory note	159
RoyCap convertible debenture
Interest on RoyCap convertible debenture	1,126
Government loan	4,499
Metals contract liability	11,971
Projected pension contributions	612
Decommissioning provision
Other long-term liabilities
Total contractual maturities of financial liabilities on an undiscounted basis	45,394
Other Long-Term Liabilities [Member] | 2-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Promissory note
Interest on promissory note
RoyCap convertible debenture	14,080
Interest on RoyCap convertible debenture	1,494
Government loan
Metals contract liability	21,884
Projected pension contributions	1,065
Decommissioning provision
Other long-term liabilities	536
Total contractual maturities of financial liabilities on an undiscounted basis	39,059
Other Long-Term Liabilities [Member] | 4-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Promissory note
Interest on promissory note
RoyCap convertible debenture
Interest on RoyCap convertible debenture
Government loan
Metals contract liability	7,464
Projected pension contributions	1,185
Decommissioning provision
Other long-term liabilities	471
Total contractual maturities of financial liabilities on an undiscounted basis	9,120
Other Long-Term Liabilities [Member] | Over 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables
Glencore pre-payment facility
Promissory note
Interest on promissory note
RoyCap convertible debenture
Interest on RoyCap convertible debenture
Government loan
Metals contract liability
Projected pension contributions	644
Decommissioning provision	17,396
Other long-term liabilities	536
Total contractual maturities of financial liabilities on an undiscounted basis	$ 18,576